Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Fee income	$ 9	$ 10
Interest income	86	31
Dividends received			$ 168
Royalty expenses	(660)	(210)
Credit losses on corporate guarantees		(3,134)
(Reversal of) ECL allowance	(48)	(46)
Fee expenses	80
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(276)	(811)
IFRS 9
Related Party Transaction [Line Items]
(Reversal of) ECL allowance	$ 15	$ (16)